Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
Expenses by Nature
Schedule of expenses by nature

	12/31/2018	12/31/2017	12/31/2016

Cost of sales
Personnel expenses	(649,741)	(546,090)	(507,311)
Variable cost	(3,197,895)	(2,994,349)	(2,907,344)
Logistics cost	(1,044,899)	(963,379)	(944,119)
Depreciation, depletion and amortization	(1,523,935)	(1,367,856)	(1,373,355)
Other costs	(505,861)	(624,630)	(830,951)
	(6,922,331)	(6,496,304)	(6,563,080)

Selling expenses
Personnel expenses	(145,844)	(106,083)	(111,022)
Services	(78,227)	(45,593)	(39,854)
Logistics cost	(297,129)	(220,944)	(198,973)
Depreciation and amortization	(4,471)	(3,547)	(3,439)
Other expenses (a)	(73,054)	(47,158)	(63,022)
	(598,726)	(423,325)	(416,310)

Administrative expenses
Personnel expenses	(469,661)	(309,019)	(235,153)
Services	(235,544)	(105,522)	(85,911)
Depreciation and amortization	(34,817)	(31,375)	(26,724)
Other expenses (b)	(85,187)	(83,058)	(79,312)
	(825,209)	(528,974)	(427,100)

Other operating (expenses) income
Result from disposal of other products	8,785	4,765	13,952
Result from disposal of property, plant and equipment and biological assets	4,523	29,005	9,767
Provision for loss and write-off of property, plant and equipment and biological assets (c)	(18,103)	(66,707)	(124,108)
Provision for land losses (impairment)	—	—	(192,538)
Amortization of intangible assets	(9,947)	(8,303)	(15,136)
Adjustment to fair value of biological assets	(129,187)	192,504	(780,666)
Partial write-off of intangible assets (Note 16.3)	—	(18,845)	(78,799)
Tax recovery	335	5,613	15,672
Receipt of royalties	—	2,603	—
Loss in fixed assets disposal	—	(24,305)	—
Judicial agreements	—	20,231	—
Land conflict agreement	—	(11,779)	—
Trade agreement credits	51,846	10,671	—
Other operating income (expenses), net	(5,127)	5,057	1,295
	(96,875)	140,510	(1,150,561)

	(8,443,141)	(7,308,093)	(8,557,050)
(a)	Includes allowance for doubtful accounts, insurance, materials (use and consumption), expenses with travel, accommodation, participation in trade fairs and events.
(b)	Includes corporate expenses, insurance, materials (use and consumption), social projects and donations, expenses with travel and accommodation.
(c)

On December 31, 2018 the amount refers to R$ 10,903 of write-offs related to losses and damages with biological assets and R$ 5,507 with property, plant and equipment (On December 31, 2017 the amount refers to R$ 49,338 of write-offs related to losses and claims with biological assets, R$ 17,369 with property, plant and equipment, and R$ 2,846 in reversal of provision for write-off of biological assets.